UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"
OMB Approval
OMB Number:3235-0456
FORM 24f-2
Expires:	31-Dec-14
Annual Notice of Securities Sold
Estimated average burden
Pursuant to Rule 24f-2
hours per response
1Name and address of issuer:
"AllianceBernstein Bond Fund, Inc."
1345 Avenue of the Americas
"New York, New York 10105"
2The name of each series of class
of securities for which this Form
is
filed
(If the Form is being filed for
all
series

"and classes of the issuer, check
the box but do not list series or
classes):"
Fund name:
AllianceBernstein Limited
Duration
High Income
3Investment Company Act File
 Number:
811-02383
Securities Act File Number :
002-48227
4(a).	Last Day of Fiscal Year
for
 which this
Form is filed:30-Sep-12
4(b)."Check box if this Form is
 being
filed
late (i.e., more than 90 calendar
days
after the end
of the "issuer's fiscal year).
4(c).Check box if this is the
last time
the issuer will be filing this
Form.
5 Calculation of registration
fee:
(i)	Aggregate sale price of
securities sold during
the fiscal year pursuant to section 24
(f):"$61,473,371 "
(ii)Aggregate sale price of
securities
redeemed or
repurchased during the fiscal year:
"$1,310,267 "
(iii)	Aggregate price of
securities
redeemed or
repurchased during any prior fiscal
year ending no
"earlier than October 11, 1995 that
were not previously"
used to reduce registration fees
payable
to the Commission:$-
(iv)	Total available redemption
credits
[add Items 5(ii) and 5(iii)]:
-"$1,310,267 "
(v)Net Sales:"$60,163,104 "
(vi)	Redemption credits available
 for
use in future
years: $-
(vii)	Multiplier for determining
registration
 fee:x	0.0001364
(viii)	Registration Fee Due:=
"$8,206.25 "
6	Prepaid Shares
If the response to Item 5(i) was
determined by deducting an amount
of
securities that were registered
under the Securities Act of 1933
"pursuant to rule 24e-2 as in effect
 before October 11, 1997, then
report the "
amount of securities (number of shares
 or other units) deducted here: -
If there is a number of shares or
other units that were registered
pursuant to
rule 24e-2 remaining unsold at the end
 of the fiscal year for which this form
"is filed that are available for use by
 the issuer in future fiscal years,
then state"that number here:-
7Interest due -- if this Form is
being filed more than 90 days after
the end of the issuer's fiscal year:
8Total amount of the registration fee
due plus any interest due [line 5(viii)
plus line 7]:
"$8,206.25 "
9Date the registration fee and any interest
 payment was sent to the Commission's
lockbox depository:
Method of Delivery:
xWire Transfer
Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities
and on the date indicated.
By (Signature and Title)*:
"Phyllis J. Clarke, Controller"
Date:
*Please print or type the name and title of the signing officer below the signature.